Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	$ 81,153	¥ 592,358	¥ 699,391
Restricted cash	6,403	46,735
Short-term investments	21,086	153,910	150,699
Accounts receivable	2,314	16,893	12,115
Prepayments and other current assets	6,652	48,553	58,119
Total current assets	117,608	858,449	920,324
Non-current assets
Long term investment	44,403	324,110
Property and equipment, net	505	3,687	5,544
Operating lease right-of-use assets	6,107	44,577	59,852
Other non-current assets	630	4,600	14,950
Total non-current assets	51,645	376,974	80,346
Total assets	169,253	1,235,423	1,000,670
Current liabilities
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB76,972 and RMB108,553 as of December 31, 2023 and 2024, respectively)	30,604	223,391	339,832
Deferred revenue (including deferred revenue of VIE without recourse to the Company of RMB51,945 and RMB56,768 as of December 31, 2023 and 2024, respectively)	7,777	56,768	51,945
Operating lease liabilities, current (including operating lease liabilities, current of VIE without recourse to the Company of RMB12,055 and RMB12,770 as of December 31, 2023 and 2024, respectively)	1,793	13,091	12,346
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB61,542 and RMB30,035 as of December 31, 2023 and 2024, respectively)	22,705	165,714	249,329
Total current liabilities	62,879	458,964	653,452
Non-current liabilities
Operating lease liabilities, non-current (including operating lease liabilities, non-current of VIE without recourse to the Company of RMB45,040 and RMB29,395 of December 31, 2023 and 2024, respectively)	4,027	29,395	45,360
Total non-current liabilities	4,027	29,395	45,360
Total liabilities	66,906	488,359	698,812
Total liabilities
MEZZANINE EQUITY
Total mezzanine equity			2,733,560
SHAREHOLDERS’ EQUITY (DEFICIT)
Additional paid-in capital	466,463	3,404,857
Accumulated other comprehensive loss	(12,623)	(92,139)	(126,092)
Accumulated deficit	(351,512)	(2,565,792)	(2,305,654)
Total shareholders' equity (deficit)	102,347	747,064	(2,431,702)
Total liabilities, mezzanine equity and shareholders' equity	169,253	1,235,423	1,000,670
Series A redeemable convertible preferred stock [Member]
MEZZANINE EQUITY
Total mezzanine equity			55,997
Series B redeemable convertible preferred stock [Member]
MEZZANINE EQUITY
Total mezzanine equity			145,564
Series C redeemable convertible preferred stock [Member]
MEZZANINE EQUITY
Total mezzanine equity			515,219
Series C-1 redeemable convertible preferred stock [Member]
MEZZANINE EQUITY
Total mezzanine equity			382,737
Series C-2 redeemable convertible preferred stock [Member]
MEZZANINE EQUITY
Total mezzanine equity			128,639
Series D-1 redeemable convertible preferred stock [Member]
MEZZANINE EQUITY
Total mezzanine equity			512,036
Series D-2 redeemable convertible preferred stock [Member]
MEZZANINE EQUITY
Total mezzanine equity			993,368
Common Class A [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	15	110	16
Common Class B [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	$ 4	¥ 28	¥ 28